INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Deferred Tax Assets and Liabilities [Line Items]
Net operating loss carry-forward	$ 12,835	$ 7,320
Tax credit carry-forward	504	204
Accrued liabilities	1,257	723
Capitalized start-up costs	15	15
Depreciation and amortization	2,833	1
Gross deferred tax assets	17,444	8,263
Valuation allowance	(17,444)	(8,263)
Net deferred tax assets	$ 0	$ 0